Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	13	$ 12,242
			$ 12,242
Brazil — 1.1%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	200	$ 167,000
			$ 167,000
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 2.95%, 5/6/31(2)	USD	200	$ 150,802
			$ 150,802
Mexico — 2.4%
Petroleos Mexicanos:
6.75%, 9/21/47	USD	615	$ 371,515
6.84%, 1/23/30	USD	14	11,198
			$ 382,713
Saint Lucia — 1.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(2)	USD	200	$ 171,129
			$ 171,129
Vietnam — 1.0%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(2)	USD	200	$ 165,000
			$ 165,000
Total Foreign Corporate Bonds (identified cost $1,160,619)			$ 1,048,886

Sovereign Government Bonds — 83.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Republic of Argentina, 3.50% to 7/9/29, 7/9/41(3)	USD	130	$ 31,227
			$ 31,227
Security	Principal Amount (000's omitted)		Value
Armenia — 1.3%
Republic of Armenia, 7.15%, 3/26/25(2)	USD	200	$ 196,571
			$ 196,571
Azerbaijan — 0.8%
Republic of Azerbaijan, 3.50%, 9/1/32(2)	USD	150	$ 120,916
			$ 120,916
Bahrain — 2.6%
Kingdom of Bahrain, 5.45%, 9/16/32(2)	USD	500	$ 404,673
			$ 404,673
Benin — 1.9%
Benin Government International Bond, 6.875%, 1/19/52(2)	EUR	480	$ 298,875
			$ 298,875
Brazil — 3.0%
Federative Republic of Brazil:
2.875%, 6/6/25	USD	200	$ 187,724
3.75%, 9/12/31	USD	300	246,948
8.25%, 1/20/34	USD	37	40,151
			$ 474,823
Chile — 4.0%
Republic of Chile:
2.55%, 7/27/33	USD	600	$ 447,497
3.125%, 1/21/26	USD	200	186,959
			$ 634,456
Colombia — 2.9%
Republic of Colombia, 4.50%, 1/28/26	USD	500	$ 450,098
			$ 450,098
Dominican Republic — 3.3%
Dominican Republic, 7.45%, 4/30/44(2)	USD	610	$ 514,068
			$ 514,068
Ecuador — 0.4%
Republic of Ecuador:
1.50%, 7/31/40(2)	USD	182	$ 51,976
1.50% to 7/31/23, 7/31/40(2)(3)	USD	40	13,310
			$ 65,286

Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — 3.9%
Arab Republic of Egypt:
5.875%, 6/11/25(2)	USD	300	$ 259,390
8.15%, 11/20/59(2)	USD	600	347,336
			$ 606,726
El Salvador — 0.5%
Republic of El Salvador, 7.75%, 1/24/23(2)	USD	91	$ 83,034
			$ 83,034
Honduras — 2.1%
Honduras Government International Bond, 5.625%, 6/24/30(2)	USD	486	$ 333,720
			$ 333,720
Hungary — 0.9%
Republic of Hungary, 0.50%, 11/18/30(2)	EUR	225	$ 142,919
			$ 142,919
India — 2.0%
Export-Import Bank of India, 2.25%, 1/13/31(2)	USD	427	$ 314,054
			$ 314,054
Indonesia — 6.2%
Indonesia Government International Bond:
3.55%, 3/31/32	USD	900	$ 770,935
4.125%, 1/15/25(2)	USD	200	196,199
			$ 967,134
Ivory Coast — 0.8%
Ivory Coast Government International Bond:
4.875%, 1/30/32(2)	EUR	100	$ 69,692
6.625%, 3/22/48(2)	EUR	100	62,922
			$ 132,614
Jordan — 1.2%
Kingdom of Jordan, 7.75%, 1/15/28(2)	USD	200	$ 193,850
			$ 193,850
Lebanon — 0.2%
Lebanese Republic:
5.80%, 4/14/20(2)(4)	USD	5	$ 313
6.00%, 1/27/23(2)(4)	USD	22	1,380
6.10%, 10/4/22(2)(4)	USD	85	5,419
6.15%, 6/19/20(4)	USD	7	426
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.20%, 2/26/25(2)(4)	USD	10	$ 629
6.25%, 5/27/22(4)	USD	10	638
6.25%, 11/4/24(2)(4)	USD	33	2,083
6.375%, 3/9/20(4)	USD	97	6,008
6.40%, 5/26/23(4)	USD	33	2,093
6.65%, 4/22/24(2)(4)	USD	24	1,516
6.65%, 11/3/28(2)(4)	USD	14	884
6.85%, 5/25/29(4)	USD	36	2,279
7.00%, 12/3/24(4)	USD	15	949
7.00%, 3/20/28(2)(4)	USD	11	686
7.05%, 11/2/35(2)(4)	USD	5	312
8.25%, 4/12/21(2)(4)	USD	35	2,231
			$ 27,846
Mexico — 3.6%
Mexico Government International Bond:
3.75%, 1/11/28	USD	300	$ 275,028
4.125%, 1/21/26	USD	300	289,603
			$ 564,631
Oman — 3.1%
Oman Government International Bond, 6.25%, 1/25/31(2)	USD	500	$ 477,875
			$ 477,875
Panama — 3.1%
Panama Government International Bond:
3.875%, 3/17/28	USD	200	$ 181,728
6.70%, 1/26/36	USD	304	296,662
			$ 478,390
Paraguay — 1.2%
Republic of Paraguay, 5.00%, 4/15/26(2)	USD	200	$ 195,664
			$ 195,664
Peru — 3.2%
Peruvian Government International Bond:
2.783%, 1/23/31	USD	276	$ 218,355
3.30%, 3/11/41	USD	42	28,403
7.35%, 7/21/25	USD	250	260,769
			$ 507,527

Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Philippines — 1.9%
Republic of the Philippines, 4.20%, 1/21/24	USD	300	$ 295,497
			$ 295,497
Qatar — 1.9%
Qatar Government International Bond, 3.375%, 3/14/24(2)	USD	300	$ 294,594
			$ 294,594
Romania — 4.2%
Romania Government International Bond:
3.375%, 1/28/50(2)	EUR	23	$ 12,154
4.625%, 4/3/49(2)	EUR	113	73,306
5.00%, 9/27/26(2)	EUR	55	52,796
6.625%, 9/27/29(2)	EUR	555	526,393
			$ 664,649
Saudi Arabia — 1.8%
Saudi Government International Bond, 3.25%, 10/26/26(2)	USD	300	$ 282,150
			$ 282,150
Serbia — 3.1%
Serbia Government International Bond, 2.125%, 12/1/30(2)	USD	700	$ 488,189
			$ 488,189
South Africa — 1.3%
Republic Of South Africa, 4.665%, 1/17/24	USD	200	$ 197,140
			$ 197,140
Sri Lanka — 0.6%
Sri Lanka Government International Bond:
6.20%, 5/11/27(2)(4)	USD	200	$ 46,068
7.85%, 3/14/29(2)(4)	USD	200	46,264
			$ 92,332
Suriname — 2.1%
Republic of Suriname, 9.25%, 10/26/26(2)(4)	USD	405	$ 325,215
			$ 325,215
Turkey — 2.1%
Turkey Government International Bond, 5.125%, 2/17/28	USD	400	$ 324,566
			$ 324,566
Ukraine — 0.4%
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(2)(5)(6)	USD	137	$ 34,846
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government International Bond: (continued)
6.876%, 5/21/31(2)(4)	USD	200	$ 30,300
			$ 65,146
United Arab Emirates — 5.5%
Abu Dhabi Government International Bond:
2.125%, 9/30/24(2)	USD	200	$ 190,704
3.125%, 4/16/30(2)	USD	600	539,055
Finance Department Government of Sharjah, 4.375%, 3/10/51(2)	USD	210	125,634
			$ 855,393
Uruguay — 1.2%
Uruguay Government International Bond, 7.625%, 3/21/36	USD	161	$ 190,882
			$ 190,882
Uzbekistan — 0.9%
Republic of Uzbekistan, 3.70%, 11/25/30(2)	USD	200	$ 145,002
			$ 145,002
Vietnam — 4.1%
Vietnam Government International Bond, 4.80%, 11/19/24(2)	USD	666	$ 644,355
			$ 644,355
Total Sovereign Government Bonds (identified cost $14,339,254)			$13,082,087

Short-Term Investments — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(7)	885,051	$ 885,051
Total Short-Term Investments (identified cost $885,051)		$ 885,051

Total Investments — 95.8% (identified cost $16,384,924)	$15,016,024
Other Assets, Less Liabilities — 4.2%	$ 650,430
Net Assets — 100.0%	$15,666,454

Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $179,242 or 1.1% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $8,636,453 or 55.1% of the Fund's net assets.
(3)	Step coupon security. Interest rate represents the rate in effect at October 31, 2022.
(4)	Issuer is in default with respect to interest and/or principal payments.
(5)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(6)	Non-income producing security.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	208,209	EUR	208,942	Standard Chartered Bank	11/4/22	$ 1,694	$ —
USD	570,898	EUR	574,853	UBS AG	11/4/22	2,721	—
EUR	24,889	USD	24,542	Societe Generale	12/21/22	155	—
EUR	1,811	USD	1,786	Societe Generale	12/21/22	11	—
USD	182,146	EUR	181,020	Societe Generale	12/21/22	2,522	—
USD	180,475	EUR	179,359	Societe Generale	12/21/22	2,499	—
USD	153,454	EUR	152,506	Societe Generale	12/21/22	2,125	—
USD	65,503	EUR	65,098	Societe Generale	12/21/22	907	—
USD	113,889	EUR	114,565	Societe Generale	12/21/22	207	—
USD	26,550	EUR	26,700	Societe Generale	12/21/22	56	—
						$12,897	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	14	Long	12/30/22	$1,492,313	$ (18,265)
U.S. 10-Year Treasury Note	1	Long	12/20/22	110,594	(2,657)
U.S. Long Treasury Bond	4	Long	12/20/22	482,000	(49,105)
U.S. Ultra-Long Treasury Bond	14	Long	12/20/22	1,787,187	(197,320)
Euro-Bobl	(8)	Short	12/8/22	(946,111)	7,497
Euro-Bund	(3)	Short	12/8/22	(410,440)	13,657
U.S. Ultra 10-Year Treasury Note	(8)	Short	12/20/22	(927,875)	22,060
					$(224,133)

Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$132	1.00% (pays quarterly)(1)	2.72%	12/20/27	$(9,739)	$9,135	$(604)
Total	$132				$(9,739)	$9,135	$(604)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$186	1.00% (pays quarterly)(1)	2.26%	12/20/31	$(16,097)	$7,595	$(8,502)
Total		$186				$(16,097)	$7,595	$(8,502)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $318,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At October 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At October 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $885,051, which represents 5.6% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,448,547	$2,506,931	$(3,955,385)	$(93)	$ —	$ —	$278	—
Liquidity Fund	—	14,050,104	(13,165,053)	—	—	885,051	6,408	885,051
Total				$(93)	$ —	$885,051	$6,686
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 1,048,886	$ —	$ 1,048,886
Sovereign Government Bonds	—	13,082,087	—	13,082,087
Short-Term Investments	885,051	—	—	885,051
Total Investments	$ 885,051	$14,130,973	$ —	$15,016,024
Forward Foreign Currency Exchange Contracts	$ —	$ 12,897	$ —	$ 12,897
Futures Contracts	43,214	—	—	43,214
Total	$ 928,265	$14,143,870	$ —	$15,072,135
Liability Description
Futures Contracts	$(267,347)	$ —	$ —	$ (267,347)
Swap Contracts	—	(25,836)	—	(25,836)
Total	$(267,347)	$ (25,836)	$ —	$ (293,183)
Plan of Liquidation
In December 2022, the Board of Trustees of the Eaton Vance Mutual Funds Trust, on behalf of the Fund, approved the liquidation of the Fund, which is expected to take place on or about January 20, 2023. Effective as of the close of business on January 13, 2023, shares of the Fund will no longer be available for purchase or exchange.

Eaton Vance
Emerging Markets Debt Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.